Document and Entity Information	9 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Propanc Biopharma, Inc.
Entity Central Index Key	0001517681
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Trading Symbol	PPCB
Document Fiscal Year Focus	2019